Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 25, 2024	Mar. 12, 2024	Mar. 07, 2024	Mar. 20, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Percentage of shares of common stock issued					19.99%
Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock, shares (in Shares)	1,187,398
Common stock for proceeds	$ 2,700
Incurred offering costs	700
Transactions payable	600
Common stock payable	$ 100
Contract valued		$ 500,000
Forecast [Member]
Subsequent Events [Line Items]
Received investment from an affiliate			$ 1,000
Interest rate			8.00%
Shares of common stock				$ 30,000
Percentage of pre-paid advance principal amount				92.00%
Outstanding balance of pre-paid advance				0.00%
Percentage of increase in convertible notes				18.00%
First Pre-Paid Advance [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate principal amount				$ 12,500
Aggregate principal amount				5,000
Second Prepaid Advance [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate principal amount				$ 5,000
Fixed conversion price (in Dollars per share)				$ 3.16
Percentage of shares of common stock issued				19.99%
Third Pre-Paid Advance [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate principal amount				$ 2,500